12. FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	$ 7	$ 8
Non current other payables	83	212
Non current trade and other payables	90	220
Current trade payables	383	580
Current other payables	71	77
Current trade and other payables	454	657
Customer contributions
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	3	3
Current trade payables	1	0
Funding contributions for substations
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	0	1
Customer guarantees
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	4	4
ENRE Penalties and discounts
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	64	138
Current other payables	57	49
Loans (mutuums) with CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	0	61
Compensation agreements
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	7	7
Current other payables	3	13
Liability with FOTAE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	0	5
Payment agreement with ENRE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	0	1
Current other payables	1	2
Lease liability
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	12	0
Current other payables	4	0
Other
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	0	0
Current trade payables	0	1
Current other payables	1	5
Suppliers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	212	250
CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	155	316
Discounts to customers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	0	1
Customer advances
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	7	6
Related parties
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	8	6
Current other payables	5	0
Other creditors
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	$ 0	$ 8